Events After the Reporting Period	12 Months Ended
Dec. 31, 2024
Events After the Reporting Period [Abstract]
Events after the reporting period

31. Events after the reporting period

On March 18, 2025, the Group entered into a securities purchase agreement, in connection with the issuance and sale of 1,193,000 American Depositary Shares at a purchase price of $1.68 per American Depositary Share, representing 11,930,000 Class A ordinary shares.

On March 20, 2025, the Group entered into a Share Purchase Agreement (the “Share Purchase Agreement” or the “Agreement”) with JoyMiracle Inc. (“JoyMiracle”), a company established under the laws of the Cayman Islands, and both of JoyMiracle’s two shareholders, Galaxu Inc. and Legend Mono Inc. (collectively, the “Founding Shareholders”). Pursuant to the Agreement, the Group will acquire 100% of the equity interest in JoyMiracle through the issuance of 131,653,430 Class A Ordinary Shares of KUKE (the “Acquisition”). The total consideration for the acquisition is US$27,647,220, which will be satisfied through the issuance of 131,653,430 Class A Ordinary Shares of the Group to the Founding Shareholders.